Trade and Other Payables - Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement (Detail) - Pfizer put option [member] £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
10% increase in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ 119
Loss/(gain) in Income statement	119
10% decrease in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(118)
Loss/(gain) in Income statement	118
10 cent appreciation of the US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	58
Loss/(gain) in Income statement	58
10 cent depreciation of US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(49)
Loss/(gain) in Income statement	49
10 cent appreciation of the Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	37
Loss/(gain) in Income statement	37
10 cent depreciation of Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(31)
Loss/(gain) in Income statement	£ 31